Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Mar. 31, 2026	Dec. 31, 2025	Oct. 12, 2018
Disclosure of detailed information about borrowings [line items]
Total			€ 4,945	€ 4,872
Current portion			4,945	4,872
Pontifax and Kreos warrants
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime	5 years
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total			2,899	2,899
Accrued interest on innovation credit			2,046	€ 1,973
Notional amount					€ 3,907
Repayment of borrowings		€ 1,008
Current borrowings excluding accrued interest			€ 2,899
Total conditional waiver of debt		€ 4,292